Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
June 30, 2020	$ 240,337
June 30, 2021	182,478
June 30, 2022	149,243
June 30, 2023	107,088
Thereafter	95,702
Total minimum lease revenue, net of address commissions	$ 774,848